John Hancock Variable Insurance Trust

Supplement dated July 8, 2013

to the Prospectus dated April 29, 2013

500 Index Trust B

The table under “Examples” in “Annual Fund Operating Expenses” is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$31	$149	$278	$654
Series II	$51	$212	$388	$896
Series NAV	$26	$133	$250	$593

Global Trust

The table under “Examples” in “Annual Fund Operating Expenses” is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$97	$305	$530	$1,177
Series II	$117	$367	$637	$1,408
Series NAV	$92	$289	$503	$1,119

International Equity Index Trust B

The table under “Examples” in “Annual Fund Operating Expenses” is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$40	$180	$332	$775
Series II	$60	$243	$441	$1,014
Series NAV	$35	$164	$304	$714

Lifestyle Conservative PS Series

The table under “Examples” in “Annual Fund Operating Expenses” is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$91	$295	$515	$1,150
Series II	$111	$357	$623	$1,382
Series NAV	$86	$279	$488	$1,091

Lifestyle Moderate PS Series

The table under “Examples” in “Annual Fund Operating Expenses” is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$94	$295	$514	$1,142
Series II	$114	$358	$621	$1,374
Series NAV	$89	$280	$487	$1,083

Mid Cap Index Trust

The table under “Examples” in “Annual Fund Operating Expenses” is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$47	$169	$303	$692
Series II	$67	$233	$413	$933
Series NAV	$42	$153	$275	$631

Money Market Trust B

The table under “Examples” in “Annual Fund Operating Expenses” is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series NAV	$29	$145	$271	$641

Small Cap Index Trust

The table under “Examples” in “Annual Fund Operating Expenses” is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$60	$200	$352	$794
Series II	$81	$263	$461	$1,033
Series NAV	$55	$184	$324	$733

Small Cap Opportunities Trust

The table under “Examples” in “Annual Fund Operating Expenses” is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$109	$360	$630	$1,401
Series II	$129	$422	$736	$1,627
Series NAV	$104	$344	$603	$1,344

Smaller Company Growth Trust

The table under “Examples” in “Annual Fund Operating Expenses” is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$106	$361	$636	$1,419
Series II	$126	$423	$742	$1,645
Series NAV	$101	$345	$609	$1,362

Total Bond Market Trust B

The table under “Examples” in “Annual Fund Operating Expenses” is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$31	$153	$287	$677
Series II	$51	$217	$397	$918
Series NAV	$26	$137	$259	$615

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.